Income taxes	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Income taxes
12. Income taxes
The provision for income taxes is as follows:

	Year ended December 31
	2019	2018
Deferred tax recovery	$—	$—
The provision for income taxes reflects an effective tax rate that differs from the combined federal and provincial statutory tax rate as follows:

	Year ended December 31
	2019	2018
Loss before taxes	$(788)	$(305)
Combined statutory tax rate (1)	26.5%	27.0%
Computed income tax recovery	$(209)	$(82)
Increase (decrease) resulting from:
Share-based compensation	1	2
Non-taxable foreign exchange (gain) loss	(1)	2
Unrecognized deferred tax asset	177	89
Adjustments related to prior years	(5)	(11)
Tax rate reductions	34	—
Other	3	—

Deferred tax recovery	$—	$—

(1)
The tax rate represents the combined federal and provincial statutory tax rates for the Company and its subsidiaries for the years ended December 31, 2019 and December 31, 2018.

Effective July 1, 2019, the Alberta corporate income tax rate was reduced from 12% to 11%
.
This resulted in a combined statutory tax rate of 26.5% for the year. The
Alberta corporate income tax rate is scheduled to be reduced by an additional
1% each subsequent year until it reaches 8% in 202
2
.

The net deferred income tax liability is comprised of the following:

	Balance January 1, 2019	Provision (Recovery) in Income	Balance December 31, 2019
Deferred tax liabilities (assets)
PP&E	$525	$(242)	$283
Risk management	2	(2)	—
Leases	(22)	2	(20)
Decommissioning liability	(35)	10	(25)
Share-based compensation	1	(1)	—
Non-capital losses	(471)	233	(238)

Net deferred tax liability	$—	$—	$—

	Balance January 1, 2018	Provision (Recovery) in Income	Balance December 31, 2018
Deferred tax liabilities (assets)
PP&E	$614	$(89)	$525
Risk management	(8)	10	2
Leases	(27)	5	(22)
Decommissioning liability	(46)	11	(35)
Share-based compensation	(1)	2	1
Non-capital losses	(532)	61	(471)

Net deferred tax liability	$—	$—	$—

As at December 31, 2019, Obsidian Energy had approximately $2.6 billion (2018 – $2.5 billion) in total tax pools, including non-capital
losses of $2.2 billion (2018
—
$2.1 billion). The
non-capital
losses are available for immediate deduction against future taxable income and expire in the years 2026 through 20
40
. A deferred tax asset has not been recognized in respect of non-capital
losses of $961 million (2018 – $165 million)
and tax credits of $49 million as there is not sufficient certainty regarding future utilization.
At December 31, 2019, Obsidian Energy had realized and unrealized net capital losses of $592 million (2018
—
$600 million). A deferred tax asset has not been recognized in respect of these losses as they may only be applied against future capital gains.
The Company has income tax filings that are subject to audit by taxation authorities, which may impact our deferred income tax position or amount. The Company does not anticipate adjustments arising from these audits and believes we have adequately provided for income taxes based on available information, however, adjustments that arise could be material.